Fair Value - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	¥ 9,893,496	¥ 8,928,617
Debt securities	1,508,493	1,081,937
Financing liabilities	13,479,863	11,451,267
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	41,564	84,018
Fair value [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	9,819,841	8,845,750
Financing liabilities	13,407,833	11,388,668
Fair value [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	¥ 41,564	¥ 84,018